Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Deferred revenue	$399,820	$389,958
Accrued interest	270,576	255,369
Accounts payable and accrued expenses	222,203	239,086
Derivative liabilities (Note 10)	167,303	97,066
Operating lease liabilities (Note 15)	49,423	51,144
	$1,109,325	$1,032,623